Share Capital (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Share Capital

B) Issued and Outstanding

	September 30, 2020		December 31, 2019
As at	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	1,228,828	11,040	1,228,790	11,040
Common Shares Issued Under Stock Option Plan (Note 26)	42	-	38	-
Outstanding, End of Period	1,228,870	11,040	1,228,828	11,040